Interest-bearing loans and borrowings - Rollforward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of liabilities
Liabilities arising from financing activities at beginning of period	$ 30,781	$ 20,380	$ 18,227
Issue of loans and borrowings		12,929	2,968
Repayment of loans and borrowings	(1,271)	(4,759)	(1,609)
Movement in short-term borrowings	74	(276)	288
Repayment of obligations under leases	(244)	(240)	(207)
Total changes in liabilities arising on financing activities from borrowings	(1,441)	7,654	1,440
Movement in overdrafts	(85)	31	138
New lease liabilities	253	503	174
Additions through business combinations	5	2,523
Exchange	(287)	(378)	363
Other movements	6	68	38
Liabilities arising from financing activities at end of period	29,232	30,781	20,380
Payment of Acerta Pharma share purchase liability	920
Acerta Pharma
Reconciliation of liabilities
Payment of Acerta Pharma share purchase liability	920	0	0
Share purchase liabilities	$ 1,646	$ 2,458	$ 2,297